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                         METLIFE INSURANCE COMPANY USA
                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                         SUPPLEMENT DATED MAY 1, 2015
                                      TO
                         PROSPECTUS DATED MAY 1, 2000
                       (SF101 GROUP FLEXIBLE PAYMENT VA)

This Supplement revises information contained in the prospectus dated May 1, 2000 (as supplemented) for the Group Flexible Payment Variable Annuity contracts issued by MetLife Insurance Company USA ("we," "us," or "our"). This Supplement should be read and kept together with your contract prospectus for future reference.

The corresponding sections of the prospectus are modified as follows:

FEE TABLES AND EXAMPLES

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN FUNDS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR THE FUNDS AND IN THE FOLLOWING TABLES.

                                                         Minimum  Maximum
                                                         -------  -------
      Total Annual Fund Operating Expenses (expenses
      that are deducted from Fund assets, including
      management fees,
       distribution and/or service (12b-1) fees, and
      other expenses)                                       0.27%    0.83%

FUND EXPENSES
(as a percentage of the average daily net assets of a Fund)

                                                        DISTRIBUTION            ACQUIRED    TOTAL    FEE WAIVER   NET TOTAL
                                                           AND/OR               FUND FEES  ANNUAL      AND/OR      ANNUAL
                                            MANAGEMENT SERVICE (12B-1)  OTHER      AND    OPERATING    EXPENSE    OPERATING
                                               FEE          FEES       EXPENSES EXPENSES  EXPENSES  REIMBURSEMENT EXPENSES
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
INITIAL CLASS
Growth Portfolio                               0.55%         --          0.10%     --       0.65%         --        0.65%
MET INVESTORS SERIES TRUST -- CLASS A
PIMCO Total Return Portfolio                   0.48%         --          0.03%     --       0.51%       0.04%       0.47%
T. Rowe Price Large Cap Value Portfolio        0.57%         --          0.02%     --       0.59%         --        0.59%
METROPOLITAN SERIES FUND -- CLASS A
MetLife Stock Index Portfolio                  0.25%         --          0.02%     --       0.27%       0.01%       0.26%
MFS(R) Total Return Portfolio                  0.55%         --          0.05%     --       0.60%         --        0.60%
T. ROWE PRICE GROWTH STOCK FUND, INC.          0.52%         --          0.16%     --       0.68%         --        0.68%
T. ROWE PRICE INTERNATIONAL FUNDS, INC.
T. Rowe Price International Stock Fund         0.64%         --          0.19%     --       0.83%         --        0.83%
T. ROWE PRICE PRIME RESERVE FUND, INC.         0.34%         --          0.19%     --       0.53%         --        0.53%

The information shown in the table above was provided by the Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Fund's 2015 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Fund, but that the expenses of the Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Fund's board of directors or trustees, are not shown.


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THE FUNDS

The following Funds are available under the Contract. You should read the prospectuses for these Funds carefully. You can obtain copies of the Fund prospectuses by calling or writing to us at: MetLife Insurance Company USA, Annuity Service Office, P.O. Box 10366, Des Moines, Iowa 50306-0366,
(800) 343-8496. You can also obtain information about the Funds (including a copy of the Statement of Additional Information) by accessing the Securities & Exchange Commission's website at http://www.sec.gov.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE FUNDS YOU HAVE CHOSEN.

                FUND                           INVESTMENT OBJECTIVE                  INVESTMENT ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE
PRODUCTS -- INITIAL CLASS
Growth Portfolio                       Seeks to achieve capital appreciation. Fidelity Management & Research Company
                                                                              Subadviser: FMR Co., Inc.
MET INVESTORS SERIES TRUST -- CLASS A
PIMCO Total Return Portfolio           Seeks maximum total return,            MetLife Advisers, LLC
                                       consistent with the preservation of    Subadviser: Pacific Investment Management
                                       capital and prudent investment         Company LLC
                                       management.
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation   MetLife Advisers, LLC
 Portfolio                             by investing in common stocks          Subadviser: T. Rowe Price Associates, Inc.
                                       believed to be undervalued. Income is
                                       a secondary objective.
METROPOLITAN SERIES FUND -- CLASS A
MetLife Stock Index Portfolio          Seeks to track the performance of the  MetLife Advisers, LLC
                                       Standard & Poor's 500(R) Composite     Subadviser: MetLife Investment
                                       Stock Price Index.                     Management, LLC
MFS(R) Total Return Portfolio          Seeks a favorable total return         MetLife Advisers, LLC
                                       through investment in a diversified    Subadviser: Massachusetts Financial Services
                                       portfolio.                             Company
T. ROWE PRICE GROWTH STOCK FUND, INC.  Seeks long-term capital growth         T. Rowe Price Associates, Inc.
                                       through investments in stock.
T. ROWE PRICE INTERNATIONAL FUNDS,
INC.
T. Rowe Price International Stock Fund Seeks long-term growth of capital      T. Rowe Price Associates, Inc.
                                       through investments primarily in the   Subadviser: T. Rowe Price International Ltd
                                       common stocks of established,
                                       non-U.S. companies.
T. ROWE PRICE PRIME RESERVE FUND, INC. Seeks preservation of capital,         T. Rowe Price Associates, Inc.
                                       liquidity, and, consistent with
                                       these, the highest possible current
                                       income.

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OTHER INFORMATION

DISTRIBUTOR

The Financial Industry Regulatory Authority ("FINRA") provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

CYBERSECURITY

Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Funds and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day record keeping, are all executed through computer networks and systems.

We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife Insurance Company USA and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Funds; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.

FINANCIAL STATEMENTS

The financial statements of the Separate Account are attached. Upon request, the financial statements of MetLife Insurance Company USA will be sent to you without charge.

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